Shareholder Report, Holdings (Details)	May 31, 2026
PGIM Jennison Financial Services Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class A | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
PGIM Jennison Financial Services Fund - Class A | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM Jennison Financial Services Fund - Class A | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM Jennison Financial Services Fund - Class A | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM Jennison Financial Services Fund - Class A | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison Financial Services Fund - Class A | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM Jennison Financial Services Fund - Class A | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Financial Services Fund - Class A | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Financial Services Fund - Class A | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Financial Services Fund - Class A | Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Financial Services Fund - Class A | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Financial Services Fund - Class A | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Financial Services Fund - Class A | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Financial Services Fund - Class A | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
PGIM Jennison Financial Services Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
PGIM Jennison Financial Services Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class C | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
PGIM Jennison Financial Services Fund - Class C | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM Jennison Financial Services Fund - Class C | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM Jennison Financial Services Fund - Class C | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM Jennison Financial Services Fund - Class C | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison Financial Services Fund - Class C | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM Jennison Financial Services Fund - Class C | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Financial Services Fund - Class C | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Financial Services Fund - Class C | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Financial Services Fund - Class C | Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Financial Services Fund - Class C | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Financial Services Fund - Class C | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Financial Services Fund - Class C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Financial Services Fund - Class C | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
PGIM Jennison Financial Services Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
PGIM Jennison Financial Services Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class R | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
PGIM Jennison Financial Services Fund - Class R | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM Jennison Financial Services Fund - Class R | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM Jennison Financial Services Fund - Class R | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM Jennison Financial Services Fund - Class R | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison Financial Services Fund - Class R | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM Jennison Financial Services Fund - Class R | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Financial Services Fund - Class R | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Financial Services Fund - Class R | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Financial Services Fund - Class R | Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Financial Services Fund - Class R | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Financial Services Fund - Class R | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Financial Services Fund - Class R | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Financial Services Fund - Class R | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
PGIM Jennison Financial Services Fund - Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
PGIM Jennison Financial Services Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class Z | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
PGIM Jennison Financial Services Fund - Class Z | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM Jennison Financial Services Fund - Class Z | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM Jennison Financial Services Fund - Class Z | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM Jennison Financial Services Fund - Class Z | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison Financial Services Fund - Class Z | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM Jennison Financial Services Fund - Class Z | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Financial Services Fund - Class Z | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Financial Services Fund - Class Z | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Financial Services Fund - Class Z | Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Financial Services Fund - Class Z | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Financial Services Fund - Class Z | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Financial Services Fund - Class Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Financial Services Fund - Class Z | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
PGIM Jennison Financial Services Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
PGIM Jennison Financial Services Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class R6 | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
PGIM Jennison Financial Services Fund - Class R6 | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM Jennison Financial Services Fund - Class R6 | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM Jennison Financial Services Fund - Class R6 | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM Jennison Financial Services Fund - Class R6 | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison Financial Services Fund - Class R6 | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM Jennison Financial Services Fund - Class R6 | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Financial Services Fund - Class R6 | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Financial Services Fund - Class R6 | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Financial Services Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Financial Services Fund - Class R6 | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Financial Services Fund - Class R6 | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Financial Services Fund - Class R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Financial Services Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
PGIM Jennison Financial Services Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
PGIM Jennison Health Sciences Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class A | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Jennison Health Sciences Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Jennison Health Sciences Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
PGIM Jennison Health Sciences Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
PGIM Jennison Health Sciences Fund - Class A | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
PGIM Jennison Health Sciences Fund - Class A | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Health Sciences Fund - Class A | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Health Sciences Fund - Class A | Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Health Sciences Fund - Class A | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Health Sciences Fund - Class A | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Health Sciences Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class C | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Jennison Health Sciences Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Jennison Health Sciences Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
PGIM Jennison Health Sciences Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
PGIM Jennison Health Sciences Fund - Class C | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
PGIM Jennison Health Sciences Fund - Class C | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Health Sciences Fund - Class C | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Health Sciences Fund - Class C | Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Health Sciences Fund - Class C | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Health Sciences Fund - Class C | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Health Sciences Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class R | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Jennison Health Sciences Fund - Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Jennison Health Sciences Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
PGIM Jennison Health Sciences Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
PGIM Jennison Health Sciences Fund - Class R | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
PGIM Jennison Health Sciences Fund - Class R | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Health Sciences Fund - Class R | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Health Sciences Fund - Class R | Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Health Sciences Fund - Class R | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Health Sciences Fund - Class R | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Health Sciences Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class Z | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Jennison Health Sciences Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Jennison Health Sciences Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
PGIM Jennison Health Sciences Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
PGIM Jennison Health Sciences Fund - Class Z | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
PGIM Jennison Health Sciences Fund - Class Z | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Health Sciences Fund - Class Z | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Health Sciences Fund - Class Z | Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Health Sciences Fund - Class Z | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Health Sciences Fund - Class Z | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Health Sciences Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Jennison Health Sciences Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Jennison Health Sciences Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
PGIM Jennison Health Sciences Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
PGIM Jennison Health Sciences Fund - Class R6 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
PGIM Jennison Health Sciences Fund - Class R6 | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Health Sciences Fund - Class R6 | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Health Sciences Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Health Sciences Fund - Class R6 | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Health Sciences Fund - Class R6 | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Utility Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Utility Fund - Class A | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Jennison Utility Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Jennison Utility Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
PGIM Jennison Utility Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
PGIM Jennison Utility Fund - Class A | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM Jennison Utility Fund - Class A | Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Utility Fund - Class A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Utility Fund - Class A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Utility Fund - Class A | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Utility Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Utility Fund - Class C | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Jennison Utility Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Jennison Utility Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
PGIM Jennison Utility Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
PGIM Jennison Utility Fund - Class C | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM Jennison Utility Fund - Class C | Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Utility Fund - Class C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Utility Fund - Class C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Utility Fund - Class C | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Utility Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Utility Fund - Class R | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Jennison Utility Fund - Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Jennison Utility Fund - Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
PGIM Jennison Utility Fund - Class R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
PGIM Jennison Utility Fund - Class R | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM Jennison Utility Fund - Class R | Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Utility Fund - Class R | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Utility Fund - Class R | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Utility Fund - Class R | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Utility Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Utility Fund - Class Z | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Jennison Utility Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Jennison Utility Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
PGIM Jennison Utility Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
PGIM Jennison Utility Fund - Class Z | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM Jennison Utility Fund - Class Z | Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Utility Fund - Class Z | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Utility Fund - Class Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Utility Fund - Class Z | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Utility Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Utility Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM Jennison Utility Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM Jennison Utility Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
PGIM Jennison Utility Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
PGIM Jennison Utility Fund - Class R6 | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM Jennison Utility Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Utility Fund - Class R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Utility Fund - Class R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Utility Fund - Class R6 | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%